Revision of Immaterial Misstatements - Consolidated Statement of Profit and Loss and Comprehensive Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Foreign currency translation adjustment, overstatement		$ 3,200
Research and license revenue	$ 19,391	5,350	$ 3,747
Research and development	(40,105)	(36,945)	(15,701)
General and administrative	(14,124)	(12,018)	(2,719)
Total operating expenses	(54,229)	(48,963)	(18,420)
Operating loss	(34,838)	(43,613)	(14,673)
Foreign currency exchange gain (loss), net	2,923	2,040	(869)
Total non-operating income (loss)	3,180	1,415	(1,211)
Loss before income tax	(31,658)	(42,198)	(15,884)
Loss for period	(31,907)	(42,355)	(15,927)
Foreign currency translation adjustment	(6,749)	(5,642)	(202)
Total comprehensive loss	$ (38,656)	(47,997)	(16,129)
As reported
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and license revenue		5,000	3,500
Research and development		(37,193)
General and administrative		(12,160)
Total operating expenses		(49,353)
Operating loss		(44,353)	(14,920)
Foreign currency exchange gain (loss), net		(212)	(201)
Total non-operating income (loss)		(837)	(543)
Loss before income tax		(45,190)	(15,463)
Loss for period		(45,347)	(15,506)
Foreign currency translation adjustment		(6,210)	(577)
Total comprehensive loss		(51,557)	(16,083)
Adjustment
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and license revenue		350	247
Research and development		248
General and administrative		142
Total operating expenses		390
Operating loss		740	247
Foreign currency exchange gain (loss), net		2,252	(668)
Total non-operating income (loss)		2,252	(668)
Loss before income tax		2,992	(421)
Loss for period		2,992	(421)
Foreign currency translation adjustment		568	375
Total comprehensive loss		$ 3,560	$ (46)